Related parties	12 Months Ended
Dec. 31, 2018
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Related parties

34. Related parties

Transactions with directors and Executive board OF Management Members (KEY MANAGEMENT PERSONNEL)

In addition to short-term employee benefits (primarily salaries) AB InBev’s Executive Board of Management members were entitled in 2018 to post-employment benefits. In particular, members of the Executive Board of Management participated in the pension plan of their respective country – see also Note 25 Employee Benefits. Finally, key management personnel are eligible for the company’s share option; restricted stock and/or share swap program (see Note 26 Share-based Payments). Total directors and Executive Board of Management compensation included in the income statement can be detailed as follows:

	2018		2017		2016
Million US dollar	Directors	Executive Board of Management	Directors	Executive Board of Management	Directors	Executive Board of Management
Short-term employee benefits	2	27	2	28	2	18
Post-employment benefits	—	—	—	1	—	—
Share-based payments	—	24	3	68	3	64

	2	52	5	97	5	82

Directors’ compensation consists mainly of directors’ fees.

During 2018, AB InBev entered into the following transactions:

•

The acquisition, through Grupo Modelo and its subsidiaries, of information technology and infrastructure services for a consideration of approximately 1.0m US dollar from a company in which one of the company’s Board Member had significant influence as of 31 December 2018.

•

The acquisition, mainly through its subsidiary Bavaria S.A., of transportation services, lease agreements and advertising services for an aggregated consideration of 8.1m US dollar from companies in which one of the company’s Board Member had a significant influence as of 31 December 2018. The outstanding balance of these transactions as of 31 December 2018 amounts to 0.2m US dollar.

JOINTLY CONTROLLED ENTITIES

Significant interests in joint ventures include three entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2018	2017	2016
Non-current assets	11	12	11
Current assets	5	5	5
Non-current liabilities	9	11	9
Current liabilities	12	6	6
Result from operations	4	(3)	(6)
Profit attributable to equity holders of AB InBev	3	(3)	(7)

TRANSACTIONS WITH ASSOCIATES

Significant interests in associates are shown in note 16 Investments in associates. AB InBev’s transactions with associates were as follows:

Million US dollar	2018	2017	2016
Gross profit	74	91	(47)
Current assets	152	73	(8)
Current liabilities	130	20	20

TRANSACTIONS WITH PENSION PLANS

AB InBev’s transactions with pension plans mainly comprise 12m US dollar other income from pension plans in the US.